RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETSThis note provides information for leases where the Group is a lessee.
i.Amounts recognized in the balance sheet
The balance sheet shows the following amounts relating to lease:

Amounts in US$ ‘000	Buildings	Cars	Total
Carrying value at At cost	7,363	971	8,334
Carrying value at Accumulated depreciation	(1,262)	(368)	(1,630)
Carrying value at January 1, 2020	6,101	603	6,704
Investments	3,726	1,440	5,166
Divestments	(639)	(270)	(909)
Investments in a sublease	(415)	—	(415)
Depreciation charges	(1,681)	(346)	(2,027)
Depreciation of disinvestment	80	131	211
Currency translation - cost	839	149	988
Currency translation - accumulated depreciation	(240)	(51)	(291)
Movement 2020	1,670	1,053	2,723
At cost	10,874	2,290	13,164
Accumulated depreciation	(3,103)	(634)	(3,737)
Carrying value at December 31, 2020	7,771	1,656	9,427
Investments	13,802	401	14,203
Divestments	(51)	(165)	(216)
Investment in a sublease	—	—	—
Depreciation charges	(2,112)	(669)	(2,781)
Depreciation of disinvestment	30	81	111
Other movement - cost	(478)	(79)	(557)
Other movement - accumulated depreciation	644	57	701
Currency translation - cost	(1,148)	(67)	(1,215)
Currency translation - accumulated depreciation	245	25	270
Movement 2021	10,932	(416)	10,516
At cost	22,999	2,380	25,379
Accumulated depreciation	(4,296)	(1,140)	(5,436)
Carrying value at December 31, 2021	18,703	1,240	19,943
Investments in buildings in 2021 primarily relate to new lease contracts for our operational facilities in the Netherlands.
The Company applies for the exemption of disclosing short term leases and low-value leases. The amounts recorded in the consolidated statement of income are immaterial to the financial statements.

ii.Amounts recognized in the statement of income
The statement of income shows the following amounts relating to leases:

Amounts in US $ ‘000	2021	2020
Depreciation rights of use assets
Buildings	(2,112)	(1,681)
Cars	(669)	(346)
Total depreciation rights of use assets	(2,781)	(2,027)
Interest expense	(795)	(766)
Total expense right of use assets	(3,576)	(2,793)

iii.Lease charges
For the year 2021, the Company charged US$3.6 million (2020: US$2.8 million) to the statement of income with regard to lease commitments for office rent, equipment, facilities and lease cars.
The non-cancellable leases at December 31, 2021 have remaining terms of between one and fifteen years and generally include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions.
The expected lease charges after the end of the reporting year have been disclosed in Note 27 below. Allocations of the lease charges to costs or general and administrative expenses have been based on the nature of the asset in use.
LEASES
Lease liabilities can be specified as follows:

Amounts in US$ ‘000	2021	2020
Balance at January 1	10,192	7,075
New Leases	14,118	3,780
Interest expense accrued	680	766
Payments of lease liabilities	(3,217)	(2,270)
Other movements	94	—
Currency translation	(992)	841
Balance at December 31	20,875	10,192
- Current portion	2,419	1,962
- Non-current portion	18,456	8,230
New leases in 2021 primarily relate to new lease contracts for our operational facilities in the Netherlands.
Future minimum lease payments as at December 31, 2021 and 2020 are as follows:

	2021		2020
Amounts in US$ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	3,118	3,068	2,590	1,962
After one year but not more than five years	10,255	9,392	7,163	5,763
More than five years	10,123	8,415	3,211	2,467
Balance at December 31	23,496	20,875	12,964	10,192